Investments	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Investments [Abstract]
Investments
Note D – Investments

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements, defined fair value, established a framework for using fair value to measure assets and liabilities, and expanded disclosures about fair value measurements. This framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FASB ASC 820 are as follows:
  Level 1: inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Plan has the ability to access;
  Level 2: inputs other than Level 1 that are observable, either directly or indirectly, such as quoted market prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in non-active markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or
  Level 3: inputs that are unobservable and significant to the fair value measurement
The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following tables set forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31:

	Investments at Fair Value as of December 31, 2025
	Level 1		Level 2		Level 3	Total

Mutual Funds	$48,648,003	$	---	$	---	$48,648,003

Pooled Separate Accounts	---		26,665,290		---	26,665,290

Artesian Resources Corporation Class A non-voting common stock	2,666,229		---		---	2,666,229

Total investments in the fair value hierarchy	51,314,232		26,665,290		---	77,979,522

Common collective trust*	---		---		---	2,130,992

Total investments, at fair value	$51,314,232		$26,665,290	$	---	$80,110,514

	Investments at Fair Value as of December 31, 2024
	Level 1		Level 2		Level 3	Total

Mutual Funds	$46,949,928	$	---	$	---	$46,949,928

Pooled Separate Accounts	---		24,805,340		---	24,805,340

Artesian Resources Corporation Class A non-voting common stock	4,317,229		---		---	4,317,229

Total investments in the fair value hierarchy	51,267,157		24,805,340		---	76,072,497

Common collective trust*	---		---		---	3,033,677

Total investments, at fair value	$51,267,157		$24,805,340	$	---	$79,106,174

* Certain investments for which fair value is measured using the NAV per share as the practical expedient have not been categorized within the fair value hierarchy.  The fair value amounts presented in this table are intended to reconcile the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.
The following is a description of the valuation methodologies for the Plan assets measured at fair value.

Mutual Funds – This class consists of publicly traded mutual funds. The fair value of these investments is determined by reference to the fair value of the underlying securities of the mutual funds. The NAV of the mutual fund's shares is quoted daily on the exchange where the fund is traded and therefore classified as a Level 1 investment.

Pooled Separate Accounts (PSAs) – This class consists of insurance company separate accounts whose investors include only qualified retirement plans and certain governmental retirement plans.  The value of each pooled separate account is determined at the close of each business day based on the fair value of the underlying assets, which can consist of a single mutual fund or multiple securities. The value of the account is expressed in units or unit value. The unit value is the dollar value of one unit and is determined at the close of each business day by dividing the fair value of the entire account by the total number of units in the account.  Contributions to the account increase the number of units. Withdrawals from the account decrease the number of units. The increase or decrease in number of units is determined by dividing the amount of the contribution or withdrawal by the unit value for the day the transaction is made. The value of the participant’s account on any date is determined by multiplying the number of units held by the unit value at the close of the business day.  The PSAs held by the Plan provide for daily redemptions by the Plan at reported unit value with no advance requirement. The Plan is permitted to redeem investment units at unit value on the measurement date. The PSAs have various investment objectives depending on the investment strategy of the accounts as provided and available to the plan participants through a variety of participant communications. The PSAs are valued as a Level 2 investment.

Artesian Common Stock –This class consists of Artesian Common Stock Class A non-voting shares and is valued at the quoted market price from a national securities exchange. Artesian Common Stock is classified as a Level 1 investment.

Common Collective Trust – This class consists of commingled funds that primarily invest in contracts issued by insurance companies and other financial institutions and seeks to preserve principal investment while earning interest income. The NAV of the common collective trust is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported NAV. The common collective trust allows for daily redemption and investments in the common collective fund and does not have a participant level holding period. There are no unfunded commitments for investments in the common collective trust. The common collective trusts represent investments in the T. Rowe Price Stable Value Fund.